Label	Element	Value
Limited Maturity Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: LIMITED MATURITY BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Limited Maturity Bond Fund (the “Fund”) seeks to maximize total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities. Investment grade debt securities are those securities rated BBB‑ or higher by S&P, Baa3 or higher by Moody’s, or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined by the Adviser to be of comparable quality. The remaining assets are generally invested in other securities, including high yield securities (“junk bonds”) rated below investment grade by a NRSRO, or, if unrated, determined by the Adviser to be below investment grade, preferred and convertible securities, closed‑end funds, exchange traded funds, money market securities or equities. While most assets will typically be invested in U.S. dollar-denominated bonds, the Fund may also invest in debt securities of foreign issuers, securities that are economically tied to emerging markets, and securities denominated in foreign currencies. The Fund may invest in derivative instruments, such as futures contracts, swap agreements and forward commitment transactions, such as mortgage dollar rolls, in keeping with the Fund’s objective.

The Adviser follows an actively managed, total-return oriented approach and seeks to invest in securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). The Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets, and will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.
The average duration of this Fund normally varies within one year (plus or minus) of the duration of the Bloomberg U.S. Government/Credit 1‑3 Year Bond Index, as calculated by the Adviser. The average duration of the Bloomberg U.S. Government/Credit 1‑3 Year Bond Index, as of March 31, 2023, was 1.93 years. Duration measures the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.
The Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced. As a result, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs, such as commissions, and may lower fund performance.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Credit Risk.  The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations.
Interest Rate Risk.  The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.
Fixed Income Securities Risk.  The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, the Fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.
Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Mortgage- and Asset-Backed Securities Risk.  The possibility that the Fund’s investments in mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities may reduce the Fund’s returns.
Derivatives Risk.  The possibility that the Fund’s use of derivatives may lead to losses stemming from leverage risk, imperfect correlation with underling investment, valuation risk, liquidity risk, and counterparty risk, each of which is commonly associated with the use of derivatives. These losses may be magnified when derivatives are used to leverage the Fund’s assets to enhance return rather than mitigate risk. Derivatives may be difficult to sell when the Adviser believes it would be appropriate to do so because they have become less liquid or illiquid. Derivatives also may be difficult to value. In addition, the Fund may bear the risk that the other party to a derivatives contract may be unwilling or unable to fulfill its contractual obligations. Certain of these risks may be heightened or less relevant for different types of derivatives in which the Fund may invest.
Futures Contracts Risk.  The possibility that futures contracts will subject the Fund to leverage risk, correlation risk, and liquidity risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There may be imperfect correlation between price movements of a futures contract and price movements of the underlying investments for which futures are used as a substitute, or which futures are intended to hedge.
Swap Agreements Risk.  The possibility that swap agreements will subject the Fund to leverage risk, correlation risk, counterparty risk, and valuation risk. Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities at a predetermined amount. Because many swap agreements are privately negotiated and traded in the over-the-counter (OTC) market, they are particularly subject to counterparty risk and valuation risk.
Forward Contracts Risk.  The possibility that the use of forwards will subject the Fund to correlation risk, leverage risk, valuation risk and liquidity risk. The Fund’s use of forward contracts is subject to the risk that a forward contract’s price movements will not correlate with those in the price of the underlying investment. Like other derivatives, forward contracts also are subject to the risk that there may not be a liquid secondary market for the contract, which would result in the Fund’s inability to close out the contract when desired. In addition, unanticipated market movements against the direction of a forward contract could cause potentially unlimited losses. Mortgage dollar rolls are transactions where mortgage-backed securities are sold by the Fund with an agreement by the Fund to repurchase a similar security, at an agreed upon price, at a future date. If the counterparty to whom the Fund sells the security becomes insolvent, or files for bankruptcy, the Fund’s right to repurchase or sell securities may be limited. In addition, even if the counterparty is not insolvent, the counterparty may be unable to deliver the security underlying the dollar roll at the fixed time for other reasons.
Corporate Debt Securities Risk.  The possibility that the issuer of a debt security held by the Fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by the Fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
High Yield Bond Risk.  The possibility that the Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.
Inflation Linked Bond Risk.  The possibility that the value of the Fund’s investments in inflation linked bonds will decline in value in response to a rise in real interest rates resulting in losses to the Fund. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates.
LIBOR Risk.  The risk that the transition away from the London Interbank Offered Rate (“LIBOR”) may lead to increased volatility and illiquidity in markets that are tied to LIBOR. LIBOR is a benchmark interest rate that is used extensively as a “reference rate” for financial instruments, including many corporate bonds and asset-backed securities. In July 2017, the head of the United Kingdom Financial Conduct Authority, the agency that oversees LIBOR, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In November 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the USD LIBOR publications until June 30, 2023, with the remainder of LIBOR publications having ceased on December 31, 2021. The transition away from LIBOR poses a number of other risks, including changed values of LIBOR-related investments and reduced effectiveness of hedging strategies, each of which may adversely affect the Fund’s performance.
U.S. Government Securities Risk.  The possibility that the U.S. government will not provide financial assistance in support of securities issued by certain of its agencies and instrumentalities and held by the Fund if it is not obligated to do because such securities are not issued or guaranteed by the U.S. Treasury. A default by a U.S. government agency or instrumentality could cause the Fund’s share price or yield to fall.
Prepayment and Extension Risk.  The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the Fund to invest in fixed income securities with lower interest rates, which may adversely affect the Fund’s performance.
Market Risk.  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Portfolio Turnover Risk.  The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.
Equity Securities Risk.  In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Foreign Investment Risk.  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Management Risk.  The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
Emerging Markets Risk.  The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.
Currency Risk.  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Convertible Securities Risk.  The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
An investment in the Fund may be appropriate for investors who are seeking the highest current income consistent with liquidity and low risk to principal available through an investment in investment grade debt.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
4.14%	-2.32%
6/30/2020	3/31/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2022)
Limited Maturity Bond Fund | Limited Maturity Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	$ 871
2013	rr_AnnualReturn2013	(0.09%)
2014	rr_AnnualReturn2014	0.17%
2015	rr_AnnualReturn2015	0.78%
2016	rr_AnnualReturn2016	2.59%
2017	rr_AnnualReturn2017	1.68%
2018	rr_AnnualReturn2018	1.41%
2019	rr_AnnualReturn2019	4.89%
2020	rr_AnnualReturn2020	3.65%
2021	rr_AnnualReturn2021	0.38%
2022	rr_AnnualReturn2022	(4.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.32%)
1 Year	rr_AverageAnnualReturnYear01	(4.49%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	1.07%
Limited Maturity Bond Fund | Bloomberg U.S. Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.69%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
10 Years	rr_AverageAnnualReturnYear10	0.88%